Unaudited condensed consolidated statements of financial position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Vessels, net	$ 938,668,044	$ 958,597,520
Other non-current assets	2,240,841	80,206
Derivative financial instruments	868,052
Restricted cash	4,510,000	4,510,000
Total non-current assets	946,286,937	963,187,726
Current assets
Inventories	21,977,229	24,341,665
Trade and other receivables	44,415,012	39,755,029
Claims receivable	320,097	242,576
Prepaid expenses and other current assets	6,927,636	4,794,022
Current accounts due from related parties	623,462
Derivative financial instruments	1,744,055
Current portion of restricted cash	1,072,372	434,927
Cash & cash equivalents	59,753,419	49,343,664
Total current assets	136,833,282	118,911,883
TOTAL ASSETS	1,083,120,219	1,082,099,609
Shareholders' equity
Share capital	32,890	32,890
Additional paid-in capital	14,501,517	14,501,517
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(35,913)	(35,913)
Retained earnings	418,385,141	400,512,351
Total shareholders' equity	428,299,706	410,426,916
Non-current liabilities
Long-term borrowings, net of current portion	583,947,802	598,957,333
Retirement benefit obligations	50,130	44,795
Other non-current liabilities	1,031,889
Total non-current liabilities	585,029,821	599,002,128
Current liabilities
Trade payables	16,784,076	19,479,005
Accrued expenses and other current liabilities	5,848,205	5,909,316
Current accounts due to related parties		530,030
Derivative financial instruments	208,667	62,500
Current portion of long-term borrowings	46,949,744	46,689,714
Total current liabilities	69,790,692	72,670,565
TOTAL LIABILITIES	654,820,513	671,672,693
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,083,120,219	$ 1,082,099,609